Financial Risk Management - Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	₩ 6,436,999				₩ 8,713,778
Monetary liabilities denominated in foreign currencies	16,404,537				₩ 18,955,061
Currency risk [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	62,290	$ 52,331	€ 59	¥ 0
Monetary liabilities denominated in foreign currencies	1,811,509	$ 1,527,169	€ 0	¥ 87,837
Currency risk [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	62,038
Monetary liabilities denominated in foreign currencies	1,810,459
Currency risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	80
Monetary liabilities denominated in foreign currencies	0
Currency risk [member] | Yen [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	0
Monetary liabilities denominated in foreign currencies	905
Currency risk [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	172
Monetary liabilities denominated in foreign currencies	₩ 145